Financial Instruments And Risk Management (Financial Assets And Liabilities Carried At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	$ 135,209	$ 152,331
Trading securities, fair value	10,913	6,760
Available-for-sale securities, fair value	22,928	23,926
Foreign exchange derivative assets	5,818	3,802
Total assets at fair value	847,815	676,592
Foreign exchange derivative liabilities	19,228	68,835
Total liabilities at fair value	1,044,548	870,493
Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative liabilities	9,823	658
Cash conversion feature of Cash Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	636,300	460,000
Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	379,197	341,000
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	135,209	152,331
Equity securities — exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, fair value	10,913	6,760
Available-for-sale fixed income investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	22,826	23,754
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	11,085	1,519
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	8,189	7,192
Agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	1,050	12,346
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	2,502	2,697
Total available-for-sale equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	102	172
Biosciences industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	102	172
Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative assets	36,647	29,773
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	135,209	152,331
Trading securities, fair value	10,913	6,760
Foreign exchange derivative assets	0	0
Total assets at fair value	146,224	159,263
Foreign exchange derivative liabilities	0	0
Total liabilities at fair value	0	0
Level 1 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative liabilities	0	0
Level 1 | Cash conversion feature of Cash Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	0	0
Level 1 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0	0
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	135,209	152,331
Level 1 | Equity securities — exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, fair value	10,913	6,760
Level 1 | Available-for-sale fixed income investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 1 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 1 | Agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 1 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 1 | Total available-for-sale equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	102	172
Level 1 | Biosciences industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	102	172
Level 1 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	0	0
Trading securities, fair value	0	0
Foreign exchange derivative assets	5,818	3,802
Total assets at fair value	701,591	517,329
Foreign exchange derivative liabilities	19,228	68,835
Total liabilities at fair value	665,351	529,493
Level 2 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative liabilities	9,823	658
Level 2 | Cash conversion feature of Cash Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	636,300	460,000
Level 2 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0	0
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	0	0
Level 2 | Equity securities — exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, fair value	0	0
Level 2 | Available-for-sale fixed income investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	22,826	23,754
Level 2 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	11,085	1,519
Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	8,189	7,192
Level 2 | Agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	1,050	12,346
Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	2,502	2,697
Level 2 | Total available-for-sale equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 2 | Biosciences industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 2 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative assets	36,647	29,773
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	0	0
Trading securities, fair value	0	0
Foreign exchange derivative assets	0	0
Total assets at fair value	0	0
Foreign exchange derivative liabilities	0	0
Total liabilities at fair value	379,197	341,000
Level 3 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative liabilities	0	0
Level 3 | Cash conversion feature of Cash Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	0	0
Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	379,197	341,000
Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, fair value	0	0
Level 3 | Equity securities — exchange traded funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities, fair value	0	0
Level 3 | Available-for-sale fixed income investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Total available-for-sale equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Biosciences industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, fair value	0	0
Level 3 | Interest rate swap derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap derivative assets	0	0
Purchased cash convertible note hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	636,300	460,000
Purchased cash convertible note hedge | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	0	0
Purchased cash convertible note hedge | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	636,300	460,000
Purchased cash convertible note hedge | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, fair value	$ 0	$ 0